Related-Party Transactions (Details)		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 23, 2024 USD ($)	May 31, 2024	Feb. 29, 2024	Mar. 31, 2025 USD ($) employee	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2021
Related-Party Transactions
Notes and interest payable				$ 643,132		$ 439,004
Angel Studios Inc. Cik0001671941
Related-Party Transactions
Lease payments						$ 800,000	$ 700,000	$ 500,000
Term of repayment		100 days
Number of employees | employee				0		0
Notes and interest payable				$ 22,163,481		$ 11,455,940	4,160,277
Related party | Angel Studios Inc. Cik0001671941
Related-Party Transactions
Expenses for marketing services				100,000	$ 200,000	500,000	1,000,000	1,700,000
Ownership interest										50.00%
Lease payments				100,000	$ 100,000	$ 400,000	400,000	$ 400,000
Related party | Angel P&A | Angel Studios Inc. Cik0001671941
Related-Party Transactions
Ownership interest	100.00%		100.00%
Related party | Angel P&A | Angel Studios Inc. Cik0001671941 | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity	$ 15,000,000
Maximum Revenue participation rights payable (in percent)	115.00%		110.00%
Rate of return on initial investment (in percent)			10.00%			10.00%
Notes and interest payable				$ 5,000,000		$ 8,200,000	$ 0
Minimum [Member] | Angel Studios Inc. Cik0001671941
Related-Party Transactions
Term of repayment				80 days
Minimum [Member] | Related party | Angel P&A | Angel Studios Inc. Cik0001671941 | Revolving P&A loan agreement
Related-Party Transactions
Rate of return on initial investment (in percent)	10.00%
Maximum [Member] | Angel Studios Inc. Cik0001671941
Related-Party Transactions
Term of repayment				120 days
Maximum [Member] | Related party | Angel P&A | Angel Studios Inc. Cik0001671941 | Revolving P&A loan agreement
Related-Party Transactions
Rate of return on initial investment (in percent)	15.00%
Subsequent event | Related party | Angel P&A | Angel Studios Inc. Cik0001671941 | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity									$ 5,000,000